Annual Fund Operating Expenses - VY JPMorgan Emerging Markets Equity Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.85%
Class I
Operating Expenses:
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.25%
Class R6
Operating Expenses:
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.25%
Class S
Operating Expenses:
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.50%
Class S2
Operating Expenses:
Management Fees	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.65%